REPORTING ENTITY (Details) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 06, 2022	Mar. 01, 2022 COP ($)	Sep. 30, 2022 COP ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2023 item employee	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2021 COP ($)
The effect on shareholders' equity
Number of employees | employee					34,756
Number of banking correspondents | item					35,431
Number of ATMs | item					6,080
Number of offices | item					831
Nequi
REPORTING ENTITY
Percentage of operations to be operated as a digital bank	100.00%
Percentage of ownership interest in subsidiary					100.00%	100.00%
Banca de Inversion Bancolombia S.A. Corporacion Financiera
REPORTING ENTITY
Percentage of ownership interest in subsidiary					100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.
REPORTING ENTITY
Percentage of ownership interest in subsidiary					99.94%	99.94%	99.94%
PA FAI Calle 77 acquisition
REPORTING ENTITY
Purchase price		$ 56,968						$ 56,968
Percentage of ownership interest in subsidiary		98.00%
FCP Fondo Inmobiliario Colombia
REPORTING ENTITY
Percentage of ownership interest in subsidiary				80.47%
The effect on shareholders' equity
Consideration paid to non-controlling interests				$ 816,081
Carrying amount of non-controlling interests acquired				961,588
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity				145,507
Nequi
REPORTING ENTITY
Capital			$ 150,000	$ 150,000
Nequi | Banca de Inversion Bancolombia S.A. Corporacion Financiera
REPORTING ENTITY
Participation percentage			94.99%
Nequi | Inversiones CFNS S.A.S.
REPORTING ENTITY
Participation percentage			5.01%